Form N-1A Cover	Jul. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 01, 2024
Prospectus Date	Feb. 01, 2024
Supplement to Prospectus [Text Block]
MASSMUTUAL FUNDS
MassMutual Inflation-Protected and Income Fund
MassMutual Diversified Bond Fund
Supplement dated July 1, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.